Notes Payable – Related Party (Tables)	9 Months Ended
Sep. 30, 2022
Notes Payable – Related Party [Abstract]
Schedule of notes to their present value
Amount
($)
Balance at December 31, 2020	4,528,549
Proceeds	-
Repayments	(2,058,720)
Contribution benefit	-
Finance expense	225,196
Foreign exchange adjustment	91,158
Balance, December 31, 2021	2,786,183
Foreign currency adjustment	(209,095)
Repayments	(64,550)
Finance expense	60,486
Balance, September 30, 2022	2,573,024
Current	2,562,810
Non-current	10,214